STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

December 31, 2021	Ultimate parent
	corporation
Risk-free interest rate	1.32%
Distribution yield	3.91%
Expected volatility	22.35%
Expected remaining life	3.7	years

December 31, 2020	Ultimate parent		Parent
	corporation		corporation
Risk-free interest rate	0.54%		0.27%
Distribution yield	2.43%		1.00%
Expected volatility	21.15%		28.96%
Expected remaining life	4.6	years	1.0	year

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2021		2020
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	1,467,700	$30.56	1,033,900	$29.19
Granted	—	—	555,000	33.19
Exercised	(39,998)	26.52	—	—
Cancelled	(883,768)	30.73	(121,200)	30.95
Balance at end of year	543,934	$30.58	1,467,700	$30.56

Vested options at end of year	51,864	$26.52	—	$—